Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	Trade Desk, Inc.
Entity Central Index Key	0001671933
Entity Emerging Growth Company	false
Entity File Number	001-37879
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1887399
Entity Address, Address Line One	42 N. Chestnut Street
Entity Address, City or Town	Ventura
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93001
City Area Code	805
Local Phone Number	585-3434
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.000001 per share
Trading Symbol	TTD
Name of each exchange on which registered	NASDAQ